INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2013
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	June 30,	December 31,
	2013	2012

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,786	$2,871
Raw and packaging materials	1,637	1,754
Products in process	724	751
Goods in transit	179	126

	$5,326	$5,502